DERIVATIVE LIABILITY (Narrative) (Details)		1 Months Ended
	Feb. 04, 2019	May 24, 2019
Phantom Distribution, LLC
DERIVATIVE LIABILITY [Line Items]
Description of vendors "earn out" shares and period	vendors can earn up to 4,500,000 'earn out' shares over a period of seven years
Swell Companies Limited ("Swell")
DERIVATIVE LIABILITY [Line Items]
Description of vendors "earn out" shares and period		vendors can earn up to 6,000,000 'earn out' shares over a period of seven years